Average Annual Total Returns (Vanguard Large-Cap Index Fund Institutional)	Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Return After Taxes on Distributions and Sale of Fund Shares Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	CRSP US Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	MSCI US Prime Market 750 Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014	Spliced Large Cap Index Vanguard Large-Cap Index Fund Vanguard Large-Cap Index Fund - Institutional Shares 1/1/2014 - 12/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.41%	12.91%	7.97%	13.47%	13.58%	13.47%
Five Years	15.51%	15.09%	12.51%	none	15.61%	15.57%
Since Inception	8.47%	8.11%	6.89%		8.51%	8.49%